Consolidated Balance sheets - USD ($)	Mar. 31, 2022	Mar. 31, 2021
CURRENT ASSETS
Cash and cash equivalents	$ 18,458,575	$ 22,045,628
Restricted cash	16,881,002	12,627,016
Financial assets available for sale	94,648	91,472
Notes receivable		39,392
Trade accounts receivable	16,736,495	13,423,728
Inventories	16,020,140	16,972,965
Other receivables, net	5,764,660	5,051,960
Advances to suppliers	571,577	421,963
Other current assets	924,797	1,560,119
Total current assets	75,451,894	72,234,243
PROPERTY AND EQUIPMENT, net	5,922,179	6,549,035
OTHER ASSETS
Long-term investment	4,416,891	3,981,986
Farmland assets	722,283	835,427
Long term deposits	1,761,945	1,546,764
Other noncurrent assets	822,950	856,391
Operating lease right-of-use assets	13,738,081	16,778,729
Intangible assets, net	3,547,986	3,528,056
Total other assets	25,010,136	27,527,353
Total assets	106,384,209	106,310,631
CURRENT LIABILITIES
Short-term bank loan		762,270
Accounts payable, trade	27,331,381	29,895,830
Notes payable	34,189,022	25,663,633
Other payables	2,268,967	2,940,000
Other payables - related parties	1,561,244	445,305
Customer deposits	1,873,062	1,146,247
Taxes payable	1,381,108	197,733
Accrued liabilities	556,037	501,111
Long-term loan payable-current portion	1,957,956	2,557,634
Current portion of operating lease liabilities	3,329,619	788,171
Total current liabilities	74,448,396	64,897,934
Long-term loan payable		1,892,269
Long term operating lease liabilities	9,197,027	15,118,083
Employee Deposits
Purchase option and warrants liability
Total liabilities	83,645,423	81,908,286
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ EQUITY(DEFICIT)
Common stock; $0.001 par value; 250,000,000 shares authorized; 3,479,316 and 3,479,316 shares issued and outstanding as of March 31, 2022 and March 31, 2021	41,752	41,752
Preferred stock; $0.001 par value; 10,000,000 shares authorized; nil issued and outstanding as of March 31, 2022 and March 31, 2021
Additional paid-in capital	66,516,033	66,516,033
Statutory reserves	1,309,109	1,309,109
Accumulated deficit	(48,134,493)	(44,942,374)
Accumulated other comprehensive income	4,352,992	2,818,185
Total stockholders’ equity	24,085,393	25,742,705
Noncontrolling interests	(1,346,607)	(1,340,360)
Total equity	22,738,786	24,402,345
Total liabilities and stockholders’ equity	$ 106,384,209	$ 106,310,631